STOCKHOLDERS' EQUITY (Details Textual) - USD ($)		1 Months Ended									2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 08, 2015	Apr. 30, 2016	Mar. 29, 2016	Feb. 29, 2016	Jan. 26, 2016	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Sep. 17, 2015	May 27, 2015	Mar. 14, 2016	Mar. 31, 2016	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 23, 2015
Stockholders Equity Note [Line Items]
Conversion of Stock, Amount Issued													$ 555,910
Conversion of Stock, Shares Issued													138,979
Units Issued During period Shares							17,500							72,750
Units Issued During Period Per Share							$ 70,000							$ 4.00
Units Issued During Period In Offering									65,500
Gross Proceeds From Offering Units								$ 553,000
Description of Warrants												Each warrant issued in the March Sales entitles the holder to purchase one share of the Company’s common stock at an exercise price of $6.00 per share, commencing immediately and expiring on March 29, 2019. The exercise price and number of shares of common stock issuable on exercise of the warrants are subject to standard anti-dilution provisions. The Company, at its option, may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant, if (i) the closing price per share of the common stock is at least $10.00 for 30 consecutive trading days ending on the third business day prior to the notice of redemption or (ii) the common stock is listed for trading on a national securities exchange and the closing price per share of common stock on the first day of trading on such exchange is at least $7.50.			Each warrant entitles the holder to purchase one share of the Companys common stock at an exercise price of $6.00 per share, commencing immediately and expiring on September 17, 2018. The exercise price and number of shares of common stock issuable on exercise of the warrants are subject to standard anti-dilution provisions. The Company, at its option, may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant, if (i) the closing price per share of the common stock is at least $10.00 for 30 consecutive trading days ending on the third business day prior to the notice of redemption or (ii) the common stock is listed for trading on a national securities exchange and the closing price per share of common stock on the first day of trading on such exchange is at least $7.50.
Description of Units Sold To Investors															the Placement Agent was entitled to a commission equal to (a) 10% of the aggregate purchase price from the units sold to investors introduced to the Company by the Placement Agent, and (b) 5% of the aggregate purchase price from the units sold to investors that were not introduced to the Company by the Placement Agent. In addition, the Company paid the Placement Agent a non-accountable expense allowance equal to 3% of the aggregate purchase price from the units sold to investors introduced to the Company by the Placement Agent. At the final closing, the Placement Agent also will receive warrants to purchase a number of shares of the Companys common stock equal to 10% of the total shares included in the units sold in the Placement, with an exercise price of $4.50 per share. Furthermore, if the Company sells the full $3,000,000 of units in the Placement, for the 12 month period commencing on the final closing of the Placement, the Placement Agent will have a right of first refusal to act as passive bookrunner with respect to any proposed underwritten public distribution or private placement of the Companys securities. The Company also previously paid the Placement Agent a $15,000 commitment fee.
Share Price															$ 4.00
Proceeds from Issuance of Common Stock															$ 568,468	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term															3 years
Noninterest Expense Offering Cost															$ 155,054
Maximum Amount Through Private Placement								$ 3,000,000						$ 3,000,000	$ 3,000,000
Equity Offering Termination Date												Mar. 14, 2016
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 4.50		$ 4.50
Consultant Fee Payable On Completion Of Service												$ 30,000
Common Stock, Capital Shares Reserved for Future Issuance										466,667
Stock Issued During Period, Value, Issued for Services												$ 136,532			$ 134,270
Advisory Board [Member]
Stockholders Equity Note [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance												7,500			7,500
Stock Issued During Period, Value, Issued for Services															$ 30,000
Subscription Agreement [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares												58,750
Units Issued During Period Per Share												$ 4.00
Gross Proceeds From Offering Units												$ 235,000
Subscription receivable of Sale Of Units												$ 120,000
Investor [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares											171,725
Units Issued During Period Per Share											$ 4.00
Gross Proceeds From Offering Units											$ 686,900
Net Proceeds From Offering Units											626,790
Payment of Financing and Stock Issuance Costs, Total											$ 60,110
Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues												7,500			0
Stock Issued During Period, Shares, Issued for Services												34,133			28,085
Stock Issued During Period, Value, Issued for Services												$ 3			$ 3
Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Payment Of Consultant Fee		$ 20,000
Subsequent Event [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues												171,725
Private Placement [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares											345,725
Warrants Units Issued			34,573
Warrants Expiration Date			Oct. 30, 2020
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.50
Private Placement [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues	25,000
Proceeds from Issuance of Common Stock	$ 100,000
Second Offering [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues						18,250
Stock Issued During Period, Value, New Issues						$ 73,000									$ 696,000
Maximum Offering Units Issued Private Placement												$ 3,000,000
Description of Warrants												Each warrant issued pursuant to the Second Offering entitles the holder to purchase one share of the Company’s common stock at an exercise price of $6.00 per share, commencing immediately and expiring on November 30, 2018. The exercise price and number of shares of common stock issuable on exercise of the warrants are subject to standard anti-dilution provisions. The Company, at its option, may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant, if (i) the closing price per share of the common stock is at least $10.00 for 30 consecutive trading days ending on the third business day prior to the notice of redemption or (ii) the common stock is listed for trading on a national securities exchange and the closing price per share of common stock on the first day of trading on such exchange is at least $7.50.			Each warrant issued pursuant to the Second Offering entitles the holder to purchase one share of the Companys common stock at an exercise price of $6.00 per share, commencing immediately and expiring on November 30, 2018. The exercise price and number of shares of common stock issuable on exercise of the warrants are subject to standard anti-dilution provisions. The Company, at its option, may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant, if (i) the closing price per share of the common stock is at least $10.00 for 30 consecutive trading days ending on the third business day prior to the notice of redemption or (ii) the common stock is listed for trading on a national securities exchange and the closing price per share of common stock on the first day of trading on such exchange is at least $7.50.
Description of Units Sold To Investors												The Placement Agent for the Second Offering was paid a commission equal to 10% of the aggregate purchase price from the Units sold to investors introduced to the Company by the Placement Agent. The Company also paid the Placement Agent a non-accountable expense allowance equal to 3% of the aggregate purchase price from the Units sold to (i) investors introduced to the Company by the Placement Agent and (ii) investors not introduced to the Company by the Placement Agent who purchase less than $500,000 of Units in the aggregate (together, the “Covered Investors”). From March 1, 2016 through March 14, 2016, the Placement Agent was only entitled to a 3% non-accountable allowance for investors introduced by our Company to the Placement Agent. In addition, the Placement Agent received warrants to purchase a number of shares of Common Stock equal to 10% of the total shares of Common Stock included in the Units sold in the Second Offering to the Covered Investors, with an exercise price of $4.50 per share.			the Placement Agent for the Second Offering will be paid a commission equal to 10% of the aggregate purchase price from the Units sold to investors introduced to the Company by the Placement Agent. The Company also will pay the Placement Agent a non-accountable expense allowance equal to 3% of the aggregate purchase price from the Units sold to (i) investors introduced to the Company by the Placement Agent and (ii) investors not introduced to the Company by the Placement Agent who purchase less than $500,000 of Units in the aggregate (together, the Covered Investors). From March 1, 2016 through March 14, 2016, the Placement Agent will only be entitled to a 3% non-accountable allowance for investors introduced by our Company to the Placement Agent. In addition, the Placement Agent will receive warrants to purchase a number of shares of Common Stock equal to 10% of the total shares of Common Stock included in the Units sold in the Second Offering to the Covered Investors, with an exercise price of $4.50 per share.
Warrants To Be Issued															17,400
Sale of Stock, Price Per Share						$ 4.00
Warrants to be Issued, Value															$ 38,056
Maximum Amount Through Private Placement						$ 3,000,000
IPO [Member]
Stockholders Equity Note [Line Items]
Sale of Stock, Price Per Share							$ 4.00
Placement Agent [Member]
Stockholders Equity Note [Line Items]
Share Price															$ 4.00
Fair Value Assumptions, Expected Dividend Rate															0.00%
Fair Value Assumptions, Expected Volatility Rate															68.00%
Fair Value Assumptions, Risk Free Interest Rate															1.76%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term															5 years
Ivory Castle Limited [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares														22,500
Bass Properties LLC [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues													92,636
Stock Issued During Period, Value, New Issues													$ 370,544
Units Issued During period Shares														15,000
Accounts Payable [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues										19,047			9,038
Stock Issued During Period, Value, New Issues										$ 98,120			$ 36,150
Former Members of LIBB [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, Acquisitions										2,633,334
Former Members of Cullen [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, Acquisitions										1,518,749
Family Member Of Director One [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues													12,500
Stock Issued During Period, Value, New Issues													$ 50,000
Family Member Of Director Two [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues													12,500
Stock Issued During Period, Value, New Issues													$ 50,000
Board of Directors [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares														6,250
Board of Directors [Member] | Common Stock [Member] | Non Employees [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, Issued for Services					35,824
Chief Executive Officer [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares														6,250
Director [Member] | Second Offering [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues						10,000
Thomas Cardella [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares											25,000
Paul Vassilakos [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares											7,500
Family Of Philip Thomas [Member] | Subscription Agreement [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares												2,500
Relative Of Thomas Panza [Member] | Subscription Agreement [Member]
Stockholders Equity Note [Line Items]
Units Issued During period Shares												2,500
Equity Method Investment, Ownership Percentage												10.00%
Customers [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues												3,400
Stock Issued During Period, Value, New Issues												$ 13,600
Shares Issued, Price Per Share												$ 4.00
Supplier [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues												1,200
Shares Issued, Price Per Share												$ 4.00
Supplier [Member] | Common Stock [Member] | Cost of Sales [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues												$ 4,800
Brokers [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues												2,000
Shares Issued, Price Per Share												$ 4.00
Brokers [Member] | Common Stock [Member] | Selling and Marketing Expense [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues												$ 8,000
Consultants [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues												6,700
Shares Issued, Price Per Share												$ 4.00
Consultants [Member] | Common Stock [Member] | General and Administrative Expense [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues												$ 26,800
Advisory Board [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, Issued for Services												15,833
Shares Issued, Price Per Share												$ 4.00
Advisory Board [Member] | Common Stock [Member] | Prepaid Expenses [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, Issued for Services												$ 63,332
Employee [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, New Issues				7,500								7,500
Shares Issued, Price Per Share												$ 4.00
Employee [Member] | Common Stock [Member] | Selling and Marketing Expense [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, New Issues												$ 30,000
Consultant [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Shares, Issued for Services												5,000
Shares Issued, Price Per Share												$ 4.00
Consultant [Member] | Common Stock [Member] | Prepaid Expenses [Member]
Stockholders Equity Note [Line Items]
Stock Issued During Period, Value, Issued for Services												$ 20,000